Commitments and contingencies	12 Months Ended
Dec. 31, 2025
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Commitments and contingencies
Note 28. Commitments and contingencies
28.1 Commitments
28.1.1 Commitments for transportation services
The Company, through its subsidiaries Vista Argentina and Vista Lach, entered into a series of agreements to expand its transport and storage capacity, which provide for investment commitments requiring upfront disbursements to be recovered through future tariff adjustments. As of December 31, 2025, and 2024, upfront payments made under such agreements amounted to 337,185 and 141,490, respectively, as broken down below:

(i)	Duplicar Plus Project – Oldelval (“Duplicar Project”)
Duplicar Project consists of the expansion of the existing route of the crude oil transmission system between Allen and Puerto Rosales, operated by Oleoductos del Valle S.A. (“Oldelval”), a crude oil transmission concessioner, with a capacity of 50,000 m
3
/day.
Under the Duplicar Project, Vista Argentina and Vista Lach have been awarded a transport capacity of 5,010 m
3
/day, and 2,756 m
3
/day, respectively, with committed upfront capital investment payments of 118,000 and 65,000, respectively, to be disbursed between 2023 and 2025.
As of the date of these consolidated financial statements, Duplicar Project has been completed, and Vista Argentina and Vista Lach have fulfilled all their capital commitments and are recovering their capital investment through the monthly tariff.
As of December 31, 2025 and 2024, the total amount related with this commitment is 206,358 and 121,813, respectively recognized in “Trade and other receivables” under “Advance payments for transportation services” (Note 16).

(ii)	Oiltanking Project
Oiltanking Project consists of the expansion of the Puerto Rosales marine terminal and pumping station in which Oiltanking Ebytem S.A. (currently denominated Otamérica Ebytem S.A.) launched tenders for 300,000 m3 and 50,000 m3/day of storage and dispatching capacity, respectively.

Under the Oiltanking Project, Vista Argentina and Vista Lach have been awarded a storage and transport capacity of 35,666 m3 and 5,944 m3/day; and 19,620 m3 and 3,270 m3/day respectively, with committed upfront capital investment payments of 28,400 and 15,607, respectively, to be disbursed between 2023 and 2025. As of the date of these consolidated financial statements, the Company have fulfilled under the Oiltanking Project, and the aforementioned advances will be recovered through the monthly tariff as from 2026.
As of December 31, 2025 and 2024, the Company made disbursements related to this commitment for an amount of 53,266 and 19,677, respectively recognized in “Trade and other receivables” under “Advance payments for transportation services” (Note 16).

(iii)	Agreement for “Vaca Muerta Norte” Field
This agreement relates to the hydrocarbon transport concession in the Vaca Muerta Norte (“VMON” by its Spanish acronym) field, located in the Province of Neuquén, extending from the LACh area to Puesto Hernández.
In 2023, the Company through its subsidiary Vista Argentina, entered into an agreement with YPF, Equinor
Argentina
B.V. Sucursal Argentina (“Equinor B.V.”) and Shell Argentina S.A. (“Shell”) whereby YPF, in its capacity as owner of VMON, assigns to the remainder parties an undivided interest of the rights and obligations over the mentioned Concession as described below: (i) 3.5% in favour of Equinor B.V.; (ii) 13.3% to Shell, and (iii) 8% to Vista Argentina. YPF led the construction of VMON, as well as its operation, maintenance and use.
As of the date of these consolidated financial statements, VMON is operating and Vista Argentina has met all its related investment commitments.
Also, Vista Lach was awarded a maximum transport capacity of 3,300 m
3
/d, with a committed upfront capital investment payment of 35,000, which has been fully met as of the date of issuance of these financial statements.
As of December 31, 2025, the project has been completed, and Vista Lach is recovering its capital investment through the monthly tariff.
As of December 31, 2025, the Company made disbursements related to this commitment for an amount of 32,260 recognized in “Trade and other receivables” under “Advance payments for transportation services” (Note 16).

(iv)	Agreement for Vaca Muerta Oleoducto Centro (“VMOC” by its Spanish acronym)
The Company, through its subsidiaries Vista Argentina and Vista Lach, entered into agreements with YPF to render firm transport services in VMOC. To that end, they were awarded a crude oil transport capacity of 4,500 m
3
/d in Phase I (reaching 6,800 m
3
/d in Phase II), and 4,500 m
3
/day in Phase I, and decreasing volumes of 7,790, 5,250 and 3,180 m
3
/day for the periods 2027–2031, 2032–2036 and 2037–2040, respectively.
Vista Argentina and Vista Lach undertook to pay a portion of the total capital expenditure required to build the VMOC. As of December 31, 2025, Phase I of the project has been completed, and the Company is recovering its capital investment through the monthly tariff.
As of December 31, 2025, total amount related with this commitment for an amount of 45,301 recognized in “Trade and other receivables” under “Advance payments for transportation services” (Note 16).

(v)	Agreement for Vaca Muerta Oleoducto Sur (“VMOS” by its Spanish acronym)
As disclosed in Note 18, as of December 31, 2025, the Company has been awarded transport, storage and delivery capacity under the VMOS Agreement for 50,000 bbl/d and holds a 10.20% interest recognized under the equity method under “Investment in associates” (Note 18).

28.1.2 Commitments for the extension of
(non-operated)
conventional exploitation concessions and the associated transportation concessions
Under the terms of the agreement signed with Tango for the transfer of conventional assets (Note 3.2.8), the Company retains the ownership of the Concessions and will pay the province the aforementioned amounts. However, Tango, as the operator, will reimburse Vista for the payments made in relation to these items. The extensions of concessions carried out during 2024 and 2025, together with the corresponding investment commitments for each case, as detailed bellow:
(i) Entre Lomas and 25 de Mayo - Medanito S.E. and Jagüel de los Machos Rio Negro concessions.
On December 6, 2024, through Decree No. 491/2024, the Province of Río Negro approved in favor of Vista Argentina the extension of
(non-operated)
conventional exploitation concessions for 10 years in the areas Entre Lomas and 25 de Mayo - Medanito S.E. and Jagüel de los Machos Rio Negro. Under the extension of the Concessions, the Company, through its subsidiary Vista Argentina, undertook to pay the Province of Río Negro: (i) 22,000 for the extension, and (ii) a contribution of 4,400 to support institutional development and strengthening.
As of December 31, 2024, a total payment of 13,200 was made related to 50% of the commitments assumed. The amount owed is booked under “Trade and other payables” within the line “Payables to third parties” (Note 26). Also, the receivable from Tango for the same item is booked in “Trade and other receivables” within the line “Receivables from third parties” (Note 16).
As of December 31, 2025, the commitment was fully settled.
(ii) Entre Lomas Neuquén Concession
On September 11, 2025, Vista Argentina submitted a request to the Province of Neuquén for the extension of the Entre Lomas Neuquén concession term by up to 10 years, with the current concession term expiring on January 21, 2026.
On January 13, 2026, the Province granted a
60-day
extension from expiry date through Decree No. 110/2026 to agree upon the terms and conditions governing the
10-year
extension.
28.2 Contingencies
(i) Asociación de Superficiarios de la Patagonia (“ASSUPA” by its Spanish acronym)
On July 1, 2004, Vista Argentina was notified of a claim filed against it. In August 2003, ASSUPA filed a lawsuit against 18 companies operating exploitation concessions and exploration permits in the Neuquén basin.
ASSUPA claims remediation for the environmental damages supposedly caused by hydrocarbon exploitation activities, the creation of an environment restoration fund, and the implementation of measures to prevent future environmental damages. The plaintiff called the meeting of the Argentine government, the Argentine Federal Council for the Environment (“COFEMA” by Spanish acronym), the Provinces of Buenos Aires, La Pampa, Neuquén, Río Negro and Mendoza, and the National Ombudsman. The plaintiff requested, as a precautionary measure, that the accused parties refrain from conducting activities that harm the environment. Both the subpoena of the National Ombudsman and the preliminary request were rejected by the Argentine Supreme Court of Justice (“CSJN” by its Spanish acronym). Vista Argentina responded the claim by requesting its dismissal and opposing to the plaintiff’s request.
On December 30, 2014, the CSNJ issued two interlocutory orders. The order related to the Company supported the claim of the Provinces of Neuquén and La Pampa and declared that all environmental damages related to local and provincial situations were outside the scope of its original jurisdiction and that only “interjurisdictional situations” (such as the Río Colorado basin) would fall under its jurisdiction. The CSNJ also rejected the precautionary measures and other related proceedings. Vista Argentina, considering the legal counsel’s opinion, concluded that it is unlikely that a cash outflow be required to settle this obligation.
As of the date of issuance of these financial statements, before the case is opened for trial, the parties are answering the notices served regarding the prior exceptions and challenges against the evidence filed, which are pending resolution.